Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Temporary Equity [Line Items]
Shares Designated	65,326
Shares Issued and Outstanding	64,115
Liquidation Preference	$ 96,746
Series A-1 [Member]
Temporary Equity [Line Items]
Shares Designated	1,000
Shares Issued and Outstanding	1,000
Liquidation Preference	250
Series A-2 [Member]
Temporary Equity [Line Items]
Shares Designated	10,410
Shares Issued and Outstanding	10,164
Liquidation Preference	6,200
Series B [Member]
Temporary Equity [Line Items]
Shares Designated	11,104
Shares Issued and Outstanding	10,985
Liquidation Preference	14,500
Series C [Member]
Temporary Equity [Line Items]
Shares Designated	7,049
Shares Issued and Outstanding	7,049
Liquidation Preference	14,604
Series D [Member]
Temporary Equity [Line Items]
Shares Designated	26,331
Shares Issued and Outstanding	26,231
Liquidation Preference	10,187
Series E [Member]
Temporary Equity [Line Items]
Shares Designated	4,632
Shares Issued and Outstanding	4,412
Liquidation Preference	6,000
Series F [Member]
Temporary Equity [Line Items]
Shares Designated	4,800
Shares Issued and Outstanding	4,274
Liquidation Preference	$ 45,005